CONTINGENCIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 USD ($) item	Mar. 31, 2020 item	Dec. 31, 2019 item
Contingencies
Number of customer filed lawsuits against the Group | item		1
Litigation case, putative securities class actions
Contingencies
Number putative securities class actions | item	2		2
Litigation case, putative securities class actions | Minimum
Contingencies
Loss contingency, amount settled | $	$ 6.5
Litigation case, putative securities class actions | Maximum
Contingencies
Loss contingency, amount settled | $	$ 9.5